Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2015	2014
Residential real estate	$223,875	$223,628
Commercial real estate:
Owner-occupied	73,458	78,848
Nonowner-occupied	72,002	71,229
Construction	23,852	27,535
Commercial and industrial	81,936	83,998
Consumer:
Automobile	44,566	42,849
Home equity	20,841	18,291
Other	45,222	48,390
	585,752	594,768
Less: Allowance for loan losses	6,648	8,334

Loans, net	$579,104	$586,434

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,426	$4,195	$1,602	$1,111	$8,334
Provision for loan losses	103	(469)	777	679	1,090
Loans charged off	(828)	(1,971)	(24)	(1,428)	(4,251)
Recoveries	386	204	234	651	1,475
Total ending allowance balance	$1,087	$1,959	$2,589	$1,013	$6,648
December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334
December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	377	(1,375)	1,031	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	345	65	781	1,473
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155

Allowance for Loan Losses and the Recorded Investment of Loans [Table Text Block]
December 31, 2015	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$311	$1,850	$3	$2,164
Collectively evaluated for impairment		1,087	1,648	739	1,010	4,484
Total ending allowance balance		$1,087	$1,959	$2,589	$1,013	$6,648

Loans:
Loans individually evaluated for impairment		$1,001	$7,318	$8,691	$218	$17,228
Loans collectively evaluated for impairment		222,874	161,994	73,245	110,411	568,524
Total ending loans balance		$223,875	$169,312	$81,936	$110,629	$585,752
December 31, 2014	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,506	$900	$6	$3,412
Collectively evaluated for impairment		1,426	1,689	702	1,105	4,922
Total ending allowance balance		$1,426	$4,195	$1,602	$1,111	$8,334

Loans:
Loans individually evaluated for impairment		$1,415	$11,711	$6,824	$219	$20,169
Loans collectively evaluated for impairment		222,213	165,901	77,174	109,311	574,599
Total ending loans balance		$223,628	$177,612	$83,998	$109,530	$594,768

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2015	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180

Total	$20,180	$17,228	$2,164	$15,894	$700	$700
December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954
December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$253	$253	$93	$101	$12	$12
Commercial real estate:
Owner-occupied	290	290	157	116	----	----
Nonowner-occupied	3,776	3,776	1,504	3,846	187	187
Commercial and industrial	2,658	2,658	864	1,836	142	142
Consumer:
Home equity	218	218	7	87	9	9

With no related allowance recorded:
Residential real estate	766	766	----	539	47	47
Commercial real estate:
Owner-occupied	2,188	1,641	----	1,469	73	73
Nonowner-occupied	6,106	5,094	----	5,699	311	311
Consumer:
Home equity	----	----	----	----	3	3

Total	$16,255	$14,696	$2,625	$13,693	$784	$784

Schedule of Recorded Investment in Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2015
Residential real estate	$20	$2,048
Commercial real estate:
Owner-occupied	----	404
Nonowner-occupied	----	2,737
Construction	----	769
Commercial and industrial	----	1,152
Consumer:
Automobile	18	27
Home equity	----	96
Other	1	3
Total	$39	$7,236
	Loans Past Due 90 Days And Still Accruing		Nonaccrual
December 31, 2014
Residential real estate	$	----	$3,768
Commercial real estate:
Owner-occupied		----	1,484
Nonowner-occupied		----	4,013
Commercial and industrial		----	95
Consumer:
Automobile		15	18
Home equity		----	103
Other		58	68
Total		$73	$9,549

Past Due Financing Receivables [Table Text Block]
December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,564	$1,484	$1,708	$5,756	$218,119	$223,875
Commercial real estate:
Owner-occupied	141	33	371	545	72,913	73,458
Nonowner-occupied	35	334	2,737	3,106	68,896	72,002
Construction	----	2	769	771	23,081	23,852
Commercial and industrial	31	88	1,077	1,196	80,740	81,936
Consumer:
Automobile	727	197	36	960	43,606	44,566
Home equity	75	----	76	151	20,690	20,841
Other	420	104	4	528	44,694	45,222

Total	$3,993	$2,242	$6,778	$13,013	$572,739	$585,752
December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,337	$612	$3,489	$7,438	$216,190	$223,628
Commercial real estate:
Owner-occupied	74	62	1,422	1,558	77,290	78,848
Nonowner-occupied	----	----	----	----	71,229	71,229
Construction	932	----	----	932	26,603	27,535
Commercial and industrial	----	10	24	34	83,964	83,998
Consumer:
Automobile	616	149	33	798	42,051	42,849
Home equity	----	----	103	103	18,188	18,291
Other	655	20	126	801	47,589	48,390

Total	$5,614	$853	$5,197	$11,664	$583,104	$594,768

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2015
Residential real estate:
Interest only payments	$1,001	$	----	$1,001
Commercial real estate:
Owner-occupied
Interest only payments	433		----	433
Rate reduction	----		232	232
Reduction of principal and interest payments	604		----	604
Maturity extension at lower stated rate than market rate	1,996		----	1,996
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	300		2,473	2,773
Rate reduction	396		----	396
Commercial and industrial
Interest only payments	7,579		----	7,579
Credit extension at lower stated rate than market rate	226		391	617
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,957		$3,096	$16,053
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2014
Residential real estate:
Interest only payments	$520	$	----	$520
Commercial real estate:
Owner-occupied
Interest only payments	457		----	457
Rate reduction	----		244	244
Reduction of principal and interest payments	627		----	627
Maturity extension at lower stated rate than market rate	1,046		----	1,046
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	3,535		4,013	7,548
Rate reduction	408		----	408
Commercial and industrial
Interest only payments	6,429		----	6,429
Credit extension at lower stated rate than market rate	395		----	395
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	219		----	219

Total TDR’s	$13,840		$4,257	$18,097

Troubled Debt Restructuringson Financing Receivables Pre- and Post-Modification [Table Text Block]
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
December 31, 2015
Residential real estate
Interest only payments	$495	$495	----	----
Commercial real estate: Owner-occupied
Maturity extension at lower stated rate than market rate	1,025	1,025	----	----
Commercial and industrial
Credit extension at lower stated rate than market rate	226	226	----	----

Total TDR’s	$1,746	$1,746	----	----
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
December 31, 2014
Commercial real estate:
Owner-occupied
Interest only payments	$457	$457	----	----
Maturity extension at lower stated rate than market rate	746	746	----	----
Credit extension at lower stated rate than market rate	204	204	----	----
Commercial and industrial
Interest only payments	4,073	4,073	----	----
Credit extension at lower stated rate than market rate	395	395	----	----

Total TDR’s	$5,875	$5,875	----	----

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2015	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$62,287	$6,738	$4,433	$73,458
Nonowner-occupied	61,577	6,305	4,120	72,002
Construction	23,080	----	772	23,852
Commercial and industrial	70,852	5,232	5,852	81,936
Total	$217,796	$18,275	$15,177	$251,248
December 31, 2014	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$72,232	$2,102	$4,514	$78,848
Nonowner-occupied	60,491	2,127	8,611	71,229
Construction	27,364	----	171	27,535
Commercial and industrial	76,395	495	7,108	83,998
Total	$236,482	$4,724	$20,404	$261,610

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2015	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$44,521	$20,745	$45,218	$221,807	$332,291
Nonperforming	45	96	4	2,068	2,213
Total	$44,566	$20,841	$45,222	$223,875	$334,504
	Consumer
December 31, 2014	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$42,816	$18,188	$48,264	$219,860	$329,128
Nonperforming	33	103	126	3,768	4,030
Total	$42,849	$18,291	$48,390	$223,628	$333,158